Income tax (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022
Notes and other explanatory information [abstract]
Income tax expenses	$ 1,700	$ 100	$ 4,400	$ 300
Current income tax expense	300	100	800	300
Deferred income tax expense	$ 1,400	$ 0	$ 3,600	$ 0